DECOMMISSIONING AND REHABILITATION PROVISION - Additional Information (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
DECOMMISSIONING AND REHABILITATION PROVISION
Discount rate used in current estimate of value in use	1.02%	1.65%
Actuarial assumption of expected rates of inflation	2.00%	2.00%
Non-current provision for decommissioning, restoration and rehabilitation costs	$ 7,322,000	$ 7,464,000
Expenditures to be incurred over certain years	19 years
Provision for decommissioning, restoration and rehabilitation costs	$ 6,542,000	6,202,000	$ 5,286,000
Discounted amount	$ 6,542,000	$ 6,138,000